Capital Disclosures (Details) - USD ($)	1 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Factoring of receivables from prior facility program
Disclosure of detailed information about borrowings [line items]
Agreement to sell trade receivables, maximum capacity	$ 450,000,000.0
Factoring of receivables from facility program
Disclosure of detailed information about borrowings [line items]
Agreement to sell trade receivables, maximum capacity		$ 405,000,000.0
Accounts receivable sold during period			$ 0	$ 245,600,000
Factoring of receivables from supplier financing program
Disclosure of detailed information about borrowings [line items]
Accounts receivable sold during period			18,600,000	105,600,000
Revolving Credit Facility Due Dec 2026
Disclosure of detailed information about borrowings [line items]
Available borrowings			589,500,000
Intraday and Overnight Bank Overdraft Facilities
Disclosure of detailed information about borrowings [line items]
Available borrowings			$ 198,500,000	$ 198,500,000